RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net Financial Instrument Asset Position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	$ (604)	$ (643)
Changes in fair value recognized in OCI	502	(133)	$ (32)
Amounts reclassified from OCI to income	1,328	(378)	(854)
Balance, end of year	(1,153)	(604)	(643)
IFRS 9 PPAs
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(666)	(20)
Balance, end of year	(748)	(666)	(20)
Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(201)	(151)
Balance, end of year	8	(201)	(151)
Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	253	(188)
Balance, end of year	128	253	(188)
Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(94)	(24)
Balance, end of year	(326)	(94)	(24)
Investments in debt and equity securities
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	1,235	195
Balance, end of year	1,540	1,235	195
Tax equity
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(1,131)	(455)
Balance, end of year	(1,755)	(1,131)	$ (455)
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	134	72
Changes in fair value	(9)	(6)
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments | IFRS 9 PPAs
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	54	(75)
Changes in fair value	(6)	(13)
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	220	(117)
Changes in fair value	(3)	2
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(20)	331
Changes in fair value	0	5
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(128)	(56)
Changes in fair value	0	0
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments | Investments in debt and equity securities
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	8	(11)
Changes in fair value	0	0
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments | Tax equity
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	0	0
Changes in fair value	0	0
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	557	(48)
Amounts reclassified from OCI to income	(187)	169
Acquisitions, settlements and other	(1,039)	(137)
Foreign exchange gain (loss)	(5)	(11)
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments | IFRS 9 PPAs
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	74	(216)
Amounts reclassified from OCI to income	13	22
Acquisitions, settlements and other	(217)	(364)
Foreign exchange gain (loss)	0	0
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	89	(134)
Amounts reclassified from OCI to income	(110)	142
Acquisitions, settlements and other	13	57
Foreign exchange gain (loss)	0	0
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	33	85
Amounts reclassified from OCI to income	(90)	5
Acquisitions, settlements and other	(47)	18
Foreign exchange gain (loss)	(1)	(3)
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	(1)	89
Amounts reclassified from OCI to income	0	0
Acquisitions, settlements and other	(103)	(103)
Foreign exchange gain (loss)	0	0
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments | Investments in debt and equity securities
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	119	13
Amounts reclassified from OCI to income	0	0
Acquisitions, settlements and other	182	1,046
Foreign exchange gain (loss)	(4)	(8)
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments | Tax equity
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	243	115
Amounts reclassified from OCI to income	0	0
Acquisitions, settlements and other	(867)	(791)
Foreign exchange gain (loss)	$ 0	$ 0